Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 239,012	$ 153,299
Restricted cash	786	786
Prepaid expenses and other assets, current	48,262	42,899
Total current assets	288,060	196,984
Non-current assets:
Property and equipment, net	33,543	38,046
Right of use assets, net	21,199	51,637
Long-term deposits	1,836	2,625
Prepaid expenses and other assets, non-current	2,939	3,033
Deferred tax asset	2,034	1,754
Intangible assets, net	135	158
Total assets	349,746	294,237
Current liabilities:
Accounts payable	2,259	2,263
Accrued expenses and other liabilities	24,683	27,781
Lease liabilities	3,657	3,590
Total current liabilities	30,599	33,634
Non-current liabilities:
Lease liabilities	19,580	50,571
Total liabilities	50,179	84,205
Shareholders' equity:
Additional paid-in capital	716,544	595,016
Accumulated other comprehensive loss	(4,588)	(5,861)
Accumulated deficit	(412,510)	(379,244)
Total shareholders' equity	299,567	210,032
Total liabilities and shareholders' equity	349,746	294,237
Ordinary shares
Shareholders' equity:
Share value	3	3
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0